UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05635 )

Exact name of registrant as specified in charter: Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam Diversified Income Trust
The fund's portfolio
12/31/05 (Unaudited)

CORPORATE BONDS AND NOTES (26.5%)(a)
		Principal amount	Value

Basic Materials (2.1%)

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		$6,520,000	$7,472,572
Chaparral Steel Co. company guaranty 10s, 2013		3,133,000	3,375,808
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	1,845,000	2,325,049
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s,
6/1/08), 2013 (STP)		$1,715,000	1,483,475
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07),
2012 (STP)		5,065,000	4,583,825
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		2,665,000	1,958,775
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		4,059,000	4,404,015
Georgia-Pacific Corp. sr. notes 8s, 2024		1,928,000	1,841,240
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		4,625,000	5,099,063
Huntsman, LLC company guaranty 11 5/8s, 2010		2,259,000	2,572,436
Innophos, Inc. 144A sr. sub. notes 9 5/8s, 2014		1,720,000	1,732,900
International Steel Group, Inc. sr. notes 6 1/2s, 2014		930,000	930,000
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		1,765,000	1,623,800
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	2,387,364	2,604,483
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$1,640,000	1,640,000
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	3,045,000	3,828,297
Nalco Co. sr. sub. notes 9s, 2013	EUR	505,000	642,351
Nalco Co. sr. sub. notes 8 7/8s, 2013		$2,213,000	2,318,118
Novelis, Inc. 144A sr. notes 7 1/2s, 2015		4,915,000	4,583,238
PQ Corp. 144A company guaranty 7 1/2s, 2013		895,000	832,350
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	2,750,000	3,350,381
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$4,955,000	5,227,525
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		862,593	828,089
Stone Container Corp. sr. notes 9 3/4s, 2011		865,000	873,650
Stone Container Corp. sr. notes 8 3/8s, 2012		60,000	58,050
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		1,080,000	982,800
Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)		1,000	570
Tembec Industries, Inc. company guaranty 7 3/4s, 2012 (Canada)		50,000	26,750
United States Steel Corp. sr. notes 9 3/4s, 2010		1,682,000	1,829,175
United States Steel, LLC sr. notes 10 3/4s, 2008		682,000	753,610

			69,782,395

Capital Goods (1.1%)

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		5,158,000	5,422,300
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		439,000	468,633
Blount, Inc. sr. sub. notes 8 7/8s, 2012		3,190,000	3,365,450
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		440,000	387,200
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		2,115,000	2,120,288
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired 7/23/04, cost
$1,281,482) (RES)		4,945,000	2,732,113
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		3,094,000	3,001,180
Legrand SA debs. 8 1/2s, 2025 (France)		4,999,000	6,011,298
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		256,000	284,800
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	1,120,000	1,424,621
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$1,510,000	1,551,525
Mueller Group, Inc. sr. sub. notes 10s, 2012		1,885,000	2,002,813
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		2,368,000	2,545,600
Owens-Illinois, Inc. debs. 7.8s, 2018		1,074,000	1,068,630
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		2,710,000	2,333,988
Terex Corp. company guaranty 9 1/4s, 2011		1,310,000	1,398,425

			36,118,864

Communication Services (1.6%)

Alamosa Delaware, Inc. company guaranty 12s, 2009		1,719,000	1,880,156
Alamosa Delaware, Inc. company guaranty 11s, 2010		1,799,000	2,028,373
American Cellular Corp. company guaranty 9 1/2s, 2009		1,350,000	1,409,063
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		3,321,841	141,178
Cincinnati Bell Telephone company guaranty 6.3s, 2028		1,105,000	1,005,550
Cincinnati Bell, Inc. company guaranty 7s, 2015		3,374,000	3,306,520
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		2,845,000	2,752,538
Citizens Communications Co. sr. notes 6 1/4s, 2013		6,819,000	6,597,383
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		2,340,000	2,413,125
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012
(United Kingdom) (STP)		6,035,000	5,031,681
iPCS, Inc. sr. notes 11 1/2s, 2012		2,160,000	2,478,600
IWO Holdings, Inc. sec. FRN 7.9s, 2012		680,000	705,500
Qwest Communications International, Inc. company guaranty 7 1/2s, 2014		3,595,000	3,693,863
Qwest Corp. notes 8 7/8s, 2012		8,725,000	9,837,438
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		1,265,000	1,527,488
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		5,671,000	5,727,710
SBA Communications Corp. sr. notes 8 1/2s, 2012		1,233,000	1,368,630
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero
% (9 3/4s, 12/15/07), 2011 (STP)		1,567,000	1,453,393

U S West, Inc. debs. 7 1/4s, 2025	1,375,000	1,368,125

		54,726,314

Consumer Cyclicals (5.7%)

Autonation, Inc. company guaranty 9s, 2008	5,230,000	5,615,713
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	2,415,000	2,599,144
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	1,175,000	1,230,813
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,325,000	1,315,063
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	5,224,443	5,335,462
Coinmach Corp. sr. notes 9s, 2010	4,969,000	5,205,028
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	3,650,000	3,960,250
Dana Corp. notes 10 1/8s, 2010	1,015,000	867,825
Dana Corp. notes 9s, 2011	4,105,000	3,304,525
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010	217,000	227,308
Dex Media, Inc. notes 8s, 2013	1,831,000	1,867,620
FelCor Lodging LP company guaranty 9s, 2008 (R)	3,792,000	4,152,240
General Motors Acceptance Corp. FRN 5.1s, 2007	2,320,000	2,174,603
General Motors Acceptance Corp. FRN Ser. MTN, 5.22s, 2007	4,665,000	4,406,344
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	2,060,000	2,008,500
Harrah's Operating Co., Inc. company guaranty 8s, 2011	155,000	171,298
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	1,151,000	1,163,949
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)	1,020,000	1,074,825
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	5,515,000	5,652,875
JC Penney Co., Inc. debs. 7 1/8s, 2023	5,260,000	5,855,779
JC Penney Co., Inc. notes 9s, 2012	2,260,000	2,672,450
JC Penney Co., Inc. notes 8s, 2010	175,000	191,668
Jostens IH Corp. company guaranty 7 5/8s, 2012	4,956,000	4,980,780
KB Home company guaranty 5 7/8s, 2015	1,995,000	1,881,447
KB Home sr. notes 5 3/4s, 2014	2,850,000	2,687,180
Levi Strauss & Co. sr. notes 12 1/4s, 2012	2,534,000	2,825,410
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,326,000	3,459,040
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	3,429,000	3,737,610
Meritor Automotive, Inc. notes 6.8s, 2009	2,820,000	2,629,650
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	2,757,000	2,987,899
MGM Mirage, Inc. company guaranty 6s, 2009	7,904,000	7,854,600
Mirage Resorts, Inc. debs. 7 1/4s, 2017	1,395,000	1,419,413
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	3,308,000	2,580,240
Owens Corning notes 7 1/2s, 2005 (In default) (NON) (DEF)	3,686,000	2,829,005
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	2,940,000	2,995,125
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009	2,615,000	2,784,975
Park Place Entertainment Corp. sr. notes 7s, 2013	3,265,000	3,492,793
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	2,300,000	2,486,875
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	1,956,000	2,022,015
PRIMEDIA, Inc. sr. notes 8s, 2013	4,752,000	4,021,380
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	2,775,000	2,556,469
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012	2,985,000	3,365,588
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	2,795,000	2,732,113
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009	3,175,000	3,516,313
Russell Corp. company guaranty 9 1/4s, 2010	2,470,000	2,513,225
Scientific Games Corp. company guaranty 6 1/4s, 2012	4,989,000	4,907,929
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	5,165,000	5,319,950
Standard Pacific Corp. sr. notes 7 3/4s, 2013	3,035,000	2,970,506
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012	4,880,000	5,380,200
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	3,920,000	4,253,200
Station Casinos, Inc. sr. notes 6s, 2012	3,250,000	3,241,875
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	2,910,000	2,975,475
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	3,370,000	3,184,650
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013	2,601,000	2,841,593
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014	4,655,000	4,492,075
Toys R Us, Inc. notes 7 5/8s, 2011	614,000	503,480
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	677,000	660,075
United Auto Group, Inc. company guaranty 9 5/8s, 2012	4,100,000	4,315,250
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	5,840,000	5,752,400
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,055,000	4,094,550
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s, 2014	2,605,000	2,533,363

		190,838,998

Consumer Staples (3.5%)

Affinity Group, Inc. sr. sub. notes 9s, 2012	4,155,000	4,149,806
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	4,360,000	3,945,800
Archibald Candy Corp. company guaranty 10s, 2007 (In default) (F)(NON)	574,508	30,019
Brand Services, Inc. company guaranty 12s, 2012	4,700,000	4,935,000
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	3,350,000	3,132,250
CCH I Holdings LLC 144A company guaranty 11 1/8s, 2014	1,417,000	825,403
CCH I Holdings LLC 144A company guaranty 10s, 2014	2,470,000	1,401,725
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (12 1/8s, 1/15/07), 2015
(STP)	1,493,000	705,443
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (11 3/4s, 5/15/06), 2014
(STP)	505,000	280,275
CCH I Holdings LLC 144A secd. notes 11s, 2015	8,838,000	7,423,920
Church & Dwight Co., Inc. company guaranty 6s, 2012	3,512,000	3,459,320
Cinemark USA, Inc. sr. sub. notes 9s, 2013	1,450,000	1,533,375
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)	4,560,000	3,374,400
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	2,520,000	2,639,700
CSC Holdings, Inc. debs. 7 5/8s, 2018	2,753,000	2,615,350
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	5,005,000	4,729,725

Dean Foods Co. sr. notes 6 5/8s, 2009	3,920,000	3,993,500
Del Monte Corp. company guaranty 6 3/4s, 2015	1,780,000	1,735,500
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	3,605,000	3,830,313
Echostar DBS Corp. company guaranty 6 5/8s, 2014	15,810,000	15,157,844
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	3,785,000	3,482,200
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	3,863,000	3,805,055
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	1,907,000	1,744,905
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)	3,216,000	3,384,840
Paxson Communications Corp. company guaranty 10 3/4s, 2008	2,500,000	2,618,750
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	4,175,000	3,976,688
Playtex Products, Inc. company guaranty 9 3/8s, 2011	1,869,000	1,957,778
Playtex Products, Inc. sec. notes 8s, 2011	2,893,000	3,081,045
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	3,465,000	3,413,025
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	3,366,000	3,584,790
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	2,810,000	2,500,900
Sbarro, Inc. company guaranty 11s, 2009	5,071,000	5,045,645
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	1,760,000	1,782,000
Six Flags, Inc. sr. notes 9 5/8s, 2014	2,043,000	1,986,818
Young Broadcasting, Inc. company guaranty 10s, 2011	2,774,000	2,597,158
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	2,745,000	2,419,031

		117,279,296

Energy (4.4%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	9,515,000	9,693,406
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)	3,265,000	3,509,875
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	5,729,000	5,793,451
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	5,575,000	5,923,438
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	3,895,000	3,812,231
Dresser, Inc. company guaranty 9 3/8s, 2011	5,260,000	5,536,150
Exco Resources, Inc. company guaranty 7 1/4s, 2011	5,425,000	5,506,375
Forest Oil Corp. sr. notes 8s, 2011	3,730,000	4,075,025
Forest Oil Corp. sr. notes 8s, 2008	1,065,000	1,110,263
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	2,210,000	2,665,813
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	4,610,000	4,586,950
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	4,355,000	4,246,125
Massey Energy Co. sr. notes 6 5/8s, 2010	5,565,000	5,655,431
Nak Naftogaz Ukrainy bonds 8 1/8s, 2009 (Ukraine)	5,600,000	5,838,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011	3,940,000	4,205,950
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,650,000	2,696,375
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	3,232,000	3,021,920
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	3,398,863	3,533,326
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014	2,625,000	2,703,750
Peabody Energy Corp. sr. notes 5 7/8s, 2016	5,820,000	5,645,400
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	5,283,750	5,712,315
Pemex Project Funding Master Trust company guaranty Ser. REGS, 10s, 2027	9,008,000	11,868,040
Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022	4,295,000	5,250,638
Pemex Project Funding Master Trust 144A notes 5 3/4s, 2015	7,695,000	7,656,525
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	4,670,000	4,833,450
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	4,424,000	4,766,860
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	4,365,000	4,561,425
Pride International, Inc. sr. notes 7 3/8s, 2014	3,145,000	3,373,013
Seabulk International, Inc. company guaranty 9 1/2s, 2013	4,065,000	4,568,044
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	708,000	699,150
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	1,240,000	1,329,900
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	935,000	977,075

		145,355,689

Financial (1.9%)

Bosphorus Financial Services, Ltd. 144A sec. FRN 6.14s, 2012 (Cayman Islands)	13,230,000	13,297,870
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	2,440,000	2,476,600
Liberty Mutual Insurance 144A notes 7.697s, 2097	10,000,000	10,541,380
UBS Luxembourg SA for Sberbank sub. notes 6.23s, 2015 (Luxembourg)	10,650,000	10,756,500
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	10,785,000	10,973,738
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	3,035,000	3,088,113
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	7,265,000	7,791,713
Western Financial Bank sub. debs. 9 5/8s, 2012	3,360,000	3,754,800

		62,680,714

Health Care (2.5%)

Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	1,203,000	1,171,421
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012	2,760,000	2,787,600
DaVita, Inc. company guaranty 7 1/4s, 2015	2,460,000	2,490,750
DaVita, Inc. company guaranty 6 5/8s, 2013	1,230,000	1,251,525
HCA, Inc. debs. 7.19s, 2015	1,554,000	1,633,767
HCA, Inc. notes 8.36s, 2024	1,930,000	2,104,277
HCA, Inc. notes 6 3/8s, 2015	1,766,000	1,785,133
HCA, Inc. notes 6 1/4s, 2013	4,639,000	4,642,298
HCA, Inc. notes 5 3/4s, 2014	1,985,000	1,924,858
Healthsouth Corp. notes 7 5/8s, 2012	4,213,000	4,255,130
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	3,295,000	3,237,338
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)	5,150,000	2,935,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	4,560,000	4,503,000
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009	5,183,000	5,545,810
Service Corp. International debs. 7 7/8s, 2013	465,000	487,088

Service Corp. International notes Ser. *, 7.7s, 2009		1,725,000	1,811,250
Service Corp. International 144A sr. notes 6 3/4s, 2016		3,737,000	3,643,575
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013		3,922,000	3,765,120
Tenet Healthcare Corp. notes 7 3/8s, 2013		2,680,000	2,472,300
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		4,435,000	4,490,438
Triad Hospitals, Inc. sr. notes 7s, 2012		5,810,000	5,933,463
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		1,456,000	1,459,640
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		3,685,000	3,813,975
US Oncology, Inc. company guaranty 9s, 2012		3,170,000	3,391,900
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		4,221,000	4,484,813
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		2,840,000	3,237,600
Ventas Realty LP/Capital Corp. company guaranty 6 3/4s, 2010 (R)		1,339,000	1,372,475
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		1,350,000	1,380,375

			82,012,419

Technology (0.7%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		3,595,000	3,630,950
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014		3,312,000	3,527,280
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		4,833,000	5,050,485
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)		81,000	55,890
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013		1,906,000	1,972,710
Xerox Corp. notes Ser. MTN, 7.2s, 2016		1,165,000	1,223,250
Xerox Corp. sr. notes 7 5/8s, 2013		5,522,000	5,825,710

			21,286,275

Transportation (0.1%)

Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008		5,235,000	4,475,925

Utilities & Power (2.9%)

AES Corp. (The) sr. notes 8 7/8s, 2011		361,000	389,880
AES Corp. (The) sr. notes 8 3/4s, 2008		196,000	205,800
AES Corp. (The) 144A sec. notes 9s, 2015		4,036,000	4,419,420
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		3,250,000	3,538,438
ANR Pipeline Co. debs. 9 5/8s, 2021		1,572,000	1,920,451
Centrais Electricas Brasileirass SA 144A sr. notes 7 3/4s, 2015 (Brazil)		1,530,000	1,565,190
CMS Energy Corp. sr. notes 8.9s, 2008		1,200,000	1,282,500
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,284,719
Colorado Interstate Gas Co. debs. 6.85s, 2037		2,495,000	2,544,067
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		700,000	676,116
DPL, Inc. sr. notes 6 7/8s, 2011		3,075,000	3,240,281
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013		4,948,000	5,591,240
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,491,988
El Paso Production Holding Co. company guaranty 7 3/4s, 2013		5,263,000	5,460,363
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,432,240
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		5,601,000	6,168,101
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		4,402,000	5,106,320
Monongahela Power Co. 1st mtge. 6.7s, 2014		2,885,000	3,158,418
National Power Corp. 144A foreign government guaranty FRN 8.63s, 2011 (Philippines)		1,740,000	1,872,675
Northwestern Corp. sec. notes 5 7/8s, 2014		2,525,000	2,529,747
Orion Power Holdings, Inc. sr. notes 12s, 2010		5,195,000	5,870,350
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007		3,895,000	4,031,325
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		3,346,000	3,508,368
Teco Energy, Inc. notes 7.2s, 2011		1,165,000	1,229,075
Teco Energy, Inc. notes 7s, 2012		1,500,000	1,575,000
Teco Energy, Inc. sr. notes 6 3/4s, 2015		221,000	228,735
Tennessee Gas Pipeline Co. debs. 7s, 2028		520,000	512,593
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		1,052,000	1,126,493
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		3,235,000	3,534,238
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)		4,309,000	4,405,953
Utilicorp United, Inc. sr. notes 9.95s, 2011		1,215,000	1,339,538
Veolia Environnement sr. unsub. notes Ser. EMTN, 5 3/8s, 2018 (France)	EUR	3,125,000	4,091,534
Williams Cos., Inc. (The) notes 8 3/4s, 2032		$3,790,000	4,396,400
Williams Cos., Inc. (The) notes 7 5/8s, 2019		3,475,000	3,726,938
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		949,000	947,814
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)		1,327,347	110,701

			96,513,009

Total corporate bonds and notes (cost $873,454,636)			$881,069,898

COLLATERALIZED MORTGAGE OBLIGATIONS (17.5%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		$1,170,000	$1,168,329
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	1,984,882
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.331s, 2014		1,090,000	1,089,084
FRB Ser. 02-FL2A, Class K1, 6.831s, 2014		399,575	399,500
FRB Ser. 05-BOCA, Class M, 6.469s, 2016		2,249,000	2,256,252
FRB Ser. 05-ESHA, Class K, 6.167s, 2020		4,239,000	4,238,922
FRB Ser. 05-BOCA, Class L, 6.069s, 2016		1,052,000	1,054,427
FRB Ser. 05-BOCA, Class K, 5.719s, 2016		1,235,000	1,237,856
FRB Ser. 05-BOCA, Class J, 5.469s, 2016		212,000	212,392
FRB Ser. 05-BOCA, Class H, 5.319s, 2016		504,000	505,028

Ser. 03-BBA2, Class X1A, Interest Only (IO), 0.486s, 2015		4,021,349	11,694
Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB Ser. 05-LXR1, Class J, 6.019s,
2018		2,480,000	2,480,000
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.199s, 2032		1,174,000	1,343,634
Broadgate Financing PLC sec. FRB Ser. D, 5.401s, 2023 (United Kingdom)	GBP	3,083,050	5,275,650
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO, 0.852s, 2017		$114,816,309	1,811,945
Commercial Mortgage Pass-Through Certificates 144A FRB Ser. 01-FL5A, Class G, 5.152s,
2013		5,781,000	5,752,095
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033		14,703,000	15,432,269
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 8.369s, 2014		2,934,000	2,927,017
FRB Ser. 05-TFLA, Class L, 6.219s, 2020		4,911,000	4,909,915
FRB Ser. 05-TFLA, Class K, 5.669s, 2020		2,413,000	2,412,472
Ser. 1998-C2, Class F, 6 3/4s, 2030		8,998,000	9,604,282
Ser. 98-C1, Class F, 6s, 2040		7,396,000	6,512,185
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	2,036,057
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 0.899s, 2031		197,441,506	4,180,207
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031		2,235,111	2,193,761
Ser. 98-CF2, Class B5, 5.95s, 2031		7,128,872	5,205,502
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		1,974,000	1,381,800
Ser. 97-CF1, Class B1, 7.91s, 2030		1,948,000	2,004,708
European Loan Conduit FRB Ser. 6X, Class E, 6.345s, 2010 (United Kingdom)	GBP	2,618,301	4,529,819
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.845s, 2010 (United Kingdom)	GBP	975,203	1,690,340
FRB Ser. 22A, Class D, 5.503s, 2014 (Ireland)	GBP	2,461,000	4,224,307
European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 5.454s, 2014 (United Kingdom)	GBP	2,261,441	3,881,764
Fannie Mae
IFB Ser. 05-114, Class PS, 9.041s, 2035		$1,897,488	1,905,790
IFB Ser. 05-115, Class NQ, 8.813s, 2036		1,963,000	1,964,304
IFB Ser. 05-74, Class CP, 8.695s, 2035		3,610,245	3,822,166
IFB Ser. 05-76, Class SA, 8.695s, 2034		5,105,252	5,314,057
IFB Ser. 05-106, Class US, 8.511s, 2035		8,467,929	8,991,247
IFB Ser. 05-99, Class SA, 8.511s, 2035		4,227,583	4,404,537
IFB Ser. 05-104, Class SD, 8.511s, 2033		5,409,947	5,532,094
IFB Ser. 05-74, Class CS, 7.978s, 2035		4,116,507	4,281,167
IFB Ser. 05-114, Class SP, 7.7s, 2036		2,183,000	2,164,922
IFB Ser. 05-95, Class CP, 6.878s, 2035		641,047	654,766
IFB Ser. 05-95, Class OP, 6.83s, 2035		2,011,000	1,958,915
IFB Ser. 05-83, Class QP, 6.009s, 2034		1,334,612	1,286,833
IFB Ser. 05-66, Class PS, 5.928s, 2035		2,745,489	2,590,369
IFB Ser. 02-36, Class QH, IO, 3.671s, 2029		2,431,092	49,479
IFB Ser. 03-66, Class SA, IO, 3.271s, 2033		9,426,679	709,829
IFB Ser. 03-48, Class S, IO, 3.171s, 2033		3,824,671	290,293
IFB Ser. 05-113, Class DI, IO, 2.87s, 2036		319,000	21,118
IFB Ser. 04-51, Class S0, IO, 2.671s, 2034		2,396,983	136,388
IFB Ser. 05-72, Class WS, IO, 2.371s, 2035		6,805,284	480,453
IFB Ser. 05-105, Class S, IO, 2.321s, 2035		6,049,762	337,463
IFB Ser. 05-95, Class CI, IO, 2.321s, 2035		9,141,447	613,391
IFB Ser. 05-84, Class SG, IO, 2.321s, 2035		15,658,104	1,104,440
IFB Ser. 05-87, Class SG, IO, 2.321s, 2035		21,094,222	1,150,294
IFB Ser. 05-69, Class AS, IO, 2.321s, 2035		4,220,711	240,053
IFB Ser. 05-104, Class NI, IO, 2.321s, 2035		7,254,640	581,594
IFB Ser. 04-92, Class S, IO, 2.321s, 2034		12,607,891	777,907
IFB Ser. 05-83, Class QI, IO, 2.311s, 2035		2,240,770	163,576
IFB Ser. 05-92, Class SC, IO, 2.301s, 2035		21,781,105	1,404,881
IFB Ser. 05-83, Class SL, IO, 2.291s, 2035		46,336,663	2,590,219
IFB Ser. 05-95, Class OI, IO, 2.211s, 2035		1,248,845	92,789
IFB Ser. 03-112, Class SA, IO, 2.121s, 2028		8,129,758	309,195
IFB Ser. 05-67, Class BS, IO, 1.771s, 2035		11,934,032	559,408
IFB Ser. 05-74, Class SE, IO, 1.721s, 2035		6,461,400	235,841
IFB Ser. 05-87, Class SE, IO, 1.671s, 2035		88,966,225	3,377,936
IFB Ser. 04-54, Class SW, IO, 1.621s, 2033		4,880,544	158,185
Ser. 92-15, Class L, IO, 10.38s, 2022		2,492	25,963
Ser. 03-W6, Class PT1, 9.499s, 2042		137,123	146,959
Ser. 00-42, Class B2, 8s, 2030		226,064	243,855
Ser. 00-17, Class PA, 8s, 2030		1,062,736	1,145,310
Ser. 00-18, Class PA, 8s, 2030		982,732	1,058,795
Ser. 00-19, Class PA, 8s, 2030		1,014,166	1,092,561
Ser. 00-20, Class PA, 8s, 2030		575,425	620,596
Ser. 00-21, Class PA, 8s, 2030		1,713,248	1,847,053
Ser. 00-22, Class PA, 8s, 2030		1,279,040	1,377,910
Ser. 97-37, Class PB, 8s, 2027		2,992,675	3,233,885
Ser. 97-13, Class TA, 8s, 2027		428,897	463,637
Ser. 97-21, Class PA, 8s, 2027		1,741,363	1,880,150
Ser. 97-22, Class PA, 8s, 2027		3,356,542	3,626,072
Ser. 97-16, Class PE, 8s, 2027		1,140,610	1,231,973
Ser. 97-25, Class PB, 8s, 2027		1,130,777	1,220,900
Ser. 95-12, Class PD, 8s, 2025		684,585	738,599
Ser. 95-5, Class A, 8s, 2025		830,551	897,825
Ser. 95-5, Class TA, 8s, 2025		213,860	231,739
Ser. 95-6, Class A, 8s, 2025		533,740	576,920
Ser. 95-7, Class A, 8s, 2025		726,027	785,199
Ser. 94-106, Class PA, 8s, 2024		1,078,948	1,167,098
Ser. 94-95, Class A, 8s, 2024		1,664,163	1,801,124
Ser. 04-W8, Class 3A, 7 1/2s, 2044		3,503,964	3,695,890
Ser. 04-W2, Class 5A, 7 1/2s, 2044		10,949,040	11,547,742

Ser. 04-T2, Class 1A4, 7 1/2s, 2043	2,992,555	3,153,482
Ser. 03-W4, Class 4A, 7 1/2s, 2042	942,515	988,445
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,842,335	1,937,018
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,715,170	1,803,359
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	348,949	367,021
Ser. 02-W6, Class 2A, 7 1/2s, 2042	449,456	471,706
Ser. 02-T12, Class A3, 7 1/2s, 2042	460,311	483,013
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,538,340	1,608,068
Ser. 02-14, Class A2, 7 1/2s, 2042	21,434	22,494
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,993,435	2,088,148
Ser. 02-T4, Class A3, 7 1/2s, 2041	573,599	601,019
Ser. 01-T8, Class A1, 7 1/2s, 2041	32,647	34,146
Ser. 01-T7, Class A1, 7 1/2s, 2041	8,532,680	8,917,330
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,232,891	1,289,043
Ser. 01-T1, Class A1, 7 1/2s, 2040	3,907,344	4,094,519
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,508,902	1,587,508
Ser. 00-T6, Class A1, 7 1/2s, 2030	739,420	772,752
Ser. 02-W7, Class A5, 7 1/2s, 2029	1,603,102	1,684,431
Ser. 01-T4, Class A1, 7 1/2s, 2028	9,783,255	10,327,439
Ser. 02-W3, Class A5, 7 1/2s, 2028	10,356	10,868
Ser. 01-T10, Class A1, 7s, 2041	8,761,005	9,074,493
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036	276,528	8,296
Ser. 04-78, Class HI, IO, 6s, 2034	1,186,008	204,401
Ser. 03-135, IO, 6s, 2033	402,737	71,549
Ser. 364, Class 10, IO, 5 1/2s, 2035	25,823,277	5,778,684
Ser. 350, Class 2, IO, 5 1/2s, 2034	5,079,026	1,131,238
Ser. 03-86, Class IB, IO, 5 1/2s, 2028	1,942,028	77,681
Ser. 03-8, Class IP, IO, 5 1/2s, 2028	128,066	8,266
Ser. 03-37, Class IC, IO, 5 1/2s, 2027	12,713,056	1,273,848
Ser. 03-W10, Class 3, IO, 1.936s, 2043	1,758,065	85,166
Ser. 03-W10, Class 1A, IO, 1.284s, 2043	48,333,483	772,439
Ser. 03-W10, Class 3A, IO, 1.265s, 2043	59,589,566	1,023,681
Ser. 03-W17, Class 12, IO, 1.155s, 2033	29,767,276	888,300
Ser. 01-T1, Class 1, IO, 0.834s, 2040	1,564,541	20,965
Ser. 00-T6, IO, 0.763s, 2030	27,621,242	397,055
Ser. 02-T18, IO, 0.523s, 2042	81,137,182	968,980
Ser. 02-W8, Class 1, IO, 0.374s, 2042	42,456,211	327,168
Ser. 361, Class 1, Principal Only (PO), zero %, 2035	5,038,309	3,996,793
Ser. 352, Class 1, PO, zero %, 2034	9,712,535	7,402,210
Ser. 342, Class 1, PO, zero %, 2033	1,924,373	1,521,458
Ser. 99-51, Class N, PO, zero %, 2029	593,352	493,313
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	3,537,235	3,733,998
Ser. T-58, Class 4A, 7 1/2s, 2043	65,499	68,760
Ser. T-42, Class A5, 7 1/2s, 2042	818,475	858,651
Ser. T-41, Class 3A, 7 1/2s, 2032	4,365,582	4,571,417
Ser. T-60, Class 1A2, 7s, 2044	15,637,372	16,265,302
Ser. T-57, Class 1AX, IO, 0.452s, 2043	24,369,568	233,948
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.478s, 2020	52,817,625	3,245,190
First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035	3,121,100	2,002,868
Freddie Mac
FRB Ser. 3022, Class TC, zero %, 2035	1,142,833	1,267,116
FRB Ser. 2986, Class XT, zero %, 2035	651,611	690,097
FRB Ser. 3046, Class WF, zero %, 2035	1,592,830	1,557,862
FRB Ser. 3054, Class XF, zero %, 2034	648,871	654,062
IFB Ser. 2771, Class SV, 11.237s, 2034	420,728	465,914
IFB Ser. 2963, Class SV, 11.122s, 2034	1,666,000	1,890,389
IFB Ser. 2763, Class SC, 11.122s, 2032	7,186,379	7,811,408
IFB Ser. 3081, Class DC, 9.506s, 2035	3,143,000	3,270,292
IFB Ser. 2979, Class AS, 8.252s, 2034	1,506,703	1,532,129
IFB Ser. 3051, Class PS, 8.142s, 2035	1,739,296	1,761,309
IFB Ser. 3072, Class SA, 8.106s, 2035	1,234,482	1,232,553
IFB Ser. 2996, Class SA, 7.784s, 2035	2,793,240	2,730,392
IFB Ser. 3072, Class SM, 7.776s, 2035	1,959,569	1,932,625
IFB Ser. 3072, Class SB, 7.629s, 2035	1,850,815	1,814,955
IFB Ser. 3065, Class DC, 6.752s, 2035	4,933,819	4,772,483
IFB Ser. 3050, Class SA, 5.952s, 2034	3,235,287	3,039,228
IFB Ser. 2828, Class GI, IO, 3.131s, 2034	576,996	61,235
IFB Ser. 2869, Class JS, IO, 2.881s, 2034	1,463,848	104,372
IFB Ser. 2882, Class SL, IO, 2.831s, 2034	305,076	24,816
IFB Ser. 2828, Class TI, IO, 2.681s, 2030	4,879,392	355,281
IFB Ser. 3033, Class SF, IO, 2.431s, 2035	8,054,599	437,969
IFB Ser. 3028, Class ES, IO, 2.381s, 2035	23,295,895	1,910,263
IFB Ser. 3045, Class DI, IO, 2.361s, 2035	52,984,922	2,686,336
IFB Ser. 3054, Class CS, IO, 2.331s, 2035	5,205,131	307,623
IFB Ser. 3066, Class SI, IO, 2.331s, 2035	15,765,203	1,276,981
IFB Ser. 3031, Class BI, IO, 2.321s, 2035	5,141,797	369,181
IFB Ser. 3067, Class SI, IO, 2.281s, 2035	18,159,060	1,476,332
IFB Ser. 3065, Class DI, IO, 2.251s, 2035	3,573,268	266,566
IFB Ser. 3016, Class SP, IO, 1.741s, 2035	4,693,832	198,549
IFB Ser. 2937, Class SY, IO, 1.731s, 2035	5,499,400	197,703
IFB Ser. 2815, Class S, IO, 1.631s, 2032	10,964,002	380,451
Ser. 2229, Class PD, 7 1/2s, 2030	1,239,298	1,316,367
Ser. 2224, Class PD, 7 1/2s, 2030	1,231,710	1,308,307
Ser. 2217, Class PD, 7 1/2s, 2030	1,290,656	1,370,918
Ser. 2187, Class PH, 7 1/2s, 2029	2,876,072	3,054,927
Ser. 1989, Class C, 7 1/2s, 2027	433,388	460,340
Ser. 1990, Class D, 7 1/2s, 2027	1,182,625	1,256,169
Ser. 1969, Class PF, 7 1/2s, 2027	1,030,569	1,094,658
Ser. 1975, Class E, 7 1/2s, 2027	272,268	289,200

Ser. 1943, Class M, 7 1/2s, 2027		640,551	680,386
Ser. 1932, Class E, 7 1/2s, 2027		894,026	949,624
Ser. 1938, Class E, 7 1/2s, 2027		361,845	384,347
Ser. 1941, Class E, 7 1/2s, 2027		295,966	314,371
Ser. 1924, Class H, 7 1/2s, 2027		973,386	1,033,918
Ser. 1928, Class D, 7 1/2s, 2027		383,763	407,628
Ser. 1915, Class C, 7 1/2s, 2026		878,604	933,242
Ser. 1923, Class D, 7 1/2s, 2026		1,043,355	1,108,239
Ser. 1904, Class D, 7 1/2s, 2026		1,125,874	1,195,889
Ser. 1905, Class H, 7 1/2s, 2026		995,980	1,057,918
Ser. 1890, Class H, 7 1/2s, 2026		938,035	996,369
Ser. 1895, Class C, 7 1/2s, 2026		469,807	499,023
Ser. 2256, Class UA, 7s, 2030		316,153	332,059
Ser. 2208, Class PG, 7s, 2030		2,866,015	3,010,212
Ser. 2211, Class PG, 7s, 2030		1,592,516	1,672,639
Ser. 2198, Class PH, 7s, 2029		2,446,374	2,569,457
Ser. 2054, Class H, 7s, 2028		6,157,521	6,467,321
Ser. 2031, Class PG, 7s, 2028		657,558	690,642
Ser. 2020, Class E, 7s, 2028		3,336,083	3,503,929
Ser. 1998, Class PL, 7s, 2027		1,471,834	1,545,886
Ser. 1999, Class PG, 7s, 2027		2,354,709	2,473,180
Ser. 2004, Class BA, 7s, 2027		1,436,532	1,508,808
Ser. 2005, Class C, 7s, 2027		1,090,155	1,145,004
Ser. 2005, Class CE, 7s, 2027		1,217,323	1,278,570
Ser. 2006, Class H, 7s, 2027		3,476,884	3,651,815
Ser. 2006, Class T, 7s, 2027		2,222,971	2,334,815
Ser. 1987, Class AP, 7s, 2027		714,389	750,332
Ser. 1987, Class PT, 7s, 2027		1,202,986	1,263,511
Ser. 1978, Class PG, 7s, 2027		2,074,335	2,178,700
Ser. 1973, Class PJ, 7s, 2027		2,478,261	2,602,949
Ser. 1725, Class D, 7s, 2024		484,834	509,227
Ser. 2008, Class G, 7s, 2023		180,034	189,092
Ser. 1750, Class C, 7s, 2023		1,086,496	1,141,160
Ser. 1530, Class I, 7s, 2023		1,142,224	1,199,692
Ser. 2515, Class IG, IO, 5 1/2s, 2032		10,684,436	2,412,546
Ser. 2590, Class IH, IO, 5 1/2s, 2028		5,463,961	1,017,663
Ser. 2833, Class IK, IO, 5 1/2s, 2023		2,661,572	315,929
Ser. 2852, Class WI, IO, 5s, 2019		286,440	56,214
Ser. 2852, Class VS, IO, 2.591s, 2034		1,656,723	26,585
Ser. 3045, Class DO, PO, zero %, 2035		4,034,638	3,185,750
Ser. 231, PO, zero %, 2035		30,850,423	23,289,003
Ser. 228, PO, zero %, 2035		21,833,327	17,205,736
Ser. 227, PO, zero %, 2034		22,255,677	16,287,763
Ser. 215, PO, zero %, 2031		721,140	626,533
Ser. 2235, PO, zero %, 2030		1,669,107	1,395,541
Ser. 2191, Class MO, PO, zero %, 2027		277,270	265,125
Ser. 1208, Class F, PO, zero %, 2022		597,756	474,662
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.511s, 2033		1,354,000	1,446,987
Ser. 00-1, Class G, 6.131s, 2033		4,588,975	4,276,007
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		4,134,628	4,022,795
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 6.267s, 2035		2,735,376	2,586,571
IFB Ser. 04-86, Class SW, IO, 2.38s, 2034		789,788	45,068
IFB Ser. 05-65, Class SI, IO, 1.98s, 2035		13,128,162	609,147
IFB Ser. 05-68, Class SI, IO, 1.93s, 2035		44,142,297	2,317,471
IFB Ser. 05-51, Class SJ, IO, 1.83s, 2035		13,294,132	672,683
IFB Ser. 05-68, Class S, IO, 1.83s, 2035		26,368,192	1,255,126
Ser. 99-31, Class MP, PO, zero %, 2029		67,446	56,727
Ser. 98-2, Class EA, PO, zero %, 2028		520,221	416,908
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A, Class L, 7.619s, 2015		1,843,461	1,845,765
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,859,546
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,188,687
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB Ser. 03-LLFA, Class L,
8.118s, 2014		4,196,208	4,193,970
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		4,511,500	3,748,921
Ser. 04-1A, Class K, 5.45s, 2040		1,653,000	1,342,864
Ser. 04-1A, Class L, 5.45s, 2040		752,500	550,941
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.146s, 2028		31,655,923	1,366,270
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1, Class X, IO, 7.85s, 2037		8,357,596	3,295,701
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.346s, 2028		179,765	179,731
Ser. 04-RR, Class F7, 6s, 2039		13,869,752	10,111,049
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.10s, 2030		2,378,284	2,481,152
Ser. 97-MC2, Class X, IO, 1.22s, 2012		20,255,094	279,925
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.88s, 2042 (United Kingdom)		973,000	972,875
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2010		880,000	835,692
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025		4,707,133	4,669,773
Quick Star PLC FRB Class 1-D, 5.48s, 2011 (United Kingdom)	GBP	3,170,094	5,441,466
Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO, 1.43s, 2015		$9,347,925	102,837
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		1,580,000	1,591,460
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,113,258
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,207,780
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,195,568
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	1,041,425

Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 5.687s, 2012 (Ireland)	GBP	1,661,000	2,851,107
FRB Ser. 05-CT1A, Class D, 5.645s, 2014 (Ireland)	GBP	2,351,595	4,036,512
FRB Ser. 04-2A, Class D, 3.085s, 2014 (Ireland)	EUR	2,506,662	2,956,357
FRB Ser. 04-2A, Class C, 2.685s, 2014 (Ireland)	EUR	3,150,502	3,715,702
URSUS EPC 144A
FRB Ser. 1-A, Class D, 5.49s, 2012 (Ireland)	GBP	2,602,715	4,467,560
Ser. 1-A, Class X1, IO, 3s, 2012 (Ireland)	GBP	5,000	1,472,785
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 7.669s, 2018		$3,292,000	3,288,280

Total collateralized mortgage obligations (cost $582,854,751)			$581,486,487

FOREIGN GOVERNMENT BONDS AND NOTES (16.6%)(a)
		Principal amount	Value

Argentina (Republic of) FRB 4.005s, 2012		$32,235,000	$28,297,482
Barbados (Government of) 6 5/8s, 2035		4,255,000	4,244,363
Brazil (Federal Republic of) bonds 10 1/2s, 2014		21,900,000	26,827,500
Brazil (Federal Republic of) bonds 8 7/8s, 2019		13,060,000	14,627,200
Brazil (Federal Republic of) bonds 8 1/4s, 2034		2,050,000	2,173,000
Brazil (Federal Republic of) notes 11s, 2012		12,685,000	15,475,700
Brazil (Federal Republic of) notes 8 3/4s, 2025		10,446,000	11,490,600
Canada (Government of) bonds 5 1/2s, 2010	CAD	9,650,000	8,788,201
Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007	CAD	8,915,000	7,986,784
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,657,368
Colombia (Republic of) notes 10s, 2012		$9,655,000	11,489,450
Ecuador (Republic of) 144A notes 9 3/8s, 2015		4,940,000	4,606,550
Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 9s (10s, 8/15/06), 2030 (STP)		1,270,000	1,143,000
El Salvador (Republic of) 144A bonds 7 3/4s, 2023		3,250,000	3,534,375
France (Government of) bonds 5 3/4s, 2032	EUR	17,480,000	28,130,412
France (Government of) bonds 5 1/2s, 2010	EUR	22,675,000	29,644,499
France (Government of) bonds 4s, 2013	EUR	32,000,000	39,703,322
France (Government of) bonds 4s, 2009	EUR	6,430,000	7,860,341
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	24,197,625	32,006,128
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	9,780,000	12,693,752
Indonesia (Republic of) FRN 3.813s, 2006		$1,300,000	1,290,250
Indonesia (Republic of) 144A notes 7 1/4s, 2015		315,000	323,269
Ireland (Republic of) bonds 5s, 2013	EUR	49,300,000	64,953,132
Japan (Government of) bonds Ser. 5, 0.8s, 2015	JPY	1,980,000,000	16,683,778
Japan (Government of) 30 yr bonds Ser. 20, 2 1/2s, 2035	JPY	2,775,000,000	24,474,367
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	192,767
Peru (Republic of) bonds 7.35s, 2025		$6,070,000	6,024,475
Philippines (Republic of) bonds 9 1/2s, 2024		21,290,000	24,643,175
Russia (Federation of) unsub. stepped-coupon 5s (7 1/2s, 3/31/07), 2030 (STP)		19,484,975	21,969,309
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		7,605,000	7,196,612
South Africa (Republic of) notes 7 3/8s, 2012 (S)		5,995,000	6,654,450
South Africa (Republic of) notes 6 1/2s, 2014		8,050,000	8,714,125
Spain (Kingdom of) bonds 5s, 2012	EUR	15,000,000	19,583,937
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	33,788,036
United Mexican States bonds Ser. MTN, 8.3s, 2031		$7,775,000	9,932,563
United Mexican States notes 6 5/8s, 2015 (S)		7,195,000	7,860,538
Venezuela (Republic of) notes 10 3/4s, 2013		5,710,000	7,046,140

Total foreign government bonds and notes (cost $535,380,416)			$553,710,950

ASSET-BACKED SECURITIES (14.4%)(a)
		Principal amount	Value

Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033		$3,608	$3,607
ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		488,039	487,429
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034		10,902	10,898
Ser. 04-2N, Class N1, 4 1/2s, 2034		354,539	353,598
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012		4,320,000	4,306,478
Ameriquest Finance NIM Trust 144A Ser. 04-RN9, Class N2, 10s, 2034 (Cayman Islands)		1,770,000	1,593,000
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	2,989,234
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	1,772,364
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		354,304	353,398
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		347,568	347,071
Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 5.07s, 2033		2,144,114	2,147,296
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5.399s, 2011		3,310,000	3,372,450
Bayview Financial Acquisition Trust Ser. 03-F, Class A, IO, 4s, 2006		872,727	13,091
Bayview Financial Asset Trust 144A Ser. 03-X, Class A, IO, 0.61s, 2006		57,897,930	1,013,214
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)		25,932	25,891
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		662,976	659,040
Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)		106,718	106,651
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		224,183	223,938
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		494,983	494,442
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 7.629s, 2034		1,703,000	1,703,000
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		1,151,309	800,722
Ser. 00-A, Class A4, 8.29s, 2030		4,295,627	3,055,265
Ser. 99-B, Class A3, 7.18s, 2015		8,399,506	5,354,685
Ser. 99-B, Class A4, 7.3s, 2016		5,670,511	4,018,997
CARSS Finance Limited Partnership 144A FRB Ser. 04-A, Class B2, 5.319s, 2011 (Cayman
Islands)		604,054	605,247

CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 9.869s, 2011 (Cayman Islands)		313,094	331,475
FRB Ser. 04-AA, Class B3, 7.719s, 2011 (Cayman Islands)		568,325	573,222
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 5.449s, 2010		3,730,000	3,797,343
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		394,855	393,942
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		687,000	678,413
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		422,000	362,920
Conseco Finance Securitizations Corp.
FRB Ser. 01-4, Class M1, 6.041s, 2033		2,391,000	920,535
Ser. 00-2, Class A4, 8.48s, 2030		1,091,728	1,085,839
Ser. 00-4, Class A4, 7.73s, 2031		7,373,388	7,001,769
Ser. 00-4, Class A5, 7.97s, 2032		1,762,000	1,460,990
Ser. 00-4, Class A6, 8.31s, 2032		26,321,000	22,362,322
Ser. 00-6, Class A5, 7.27s, 2032		722,000	672,577
Ser. 00-6, Class M2, 8.2s, 2032		1,108,212	44,328
Ser. 01-1, Class A5, 6.99s, 2032		15,259,000	14,090,161
Ser. 01-3, Class A3, 5.79s, 2033		72,183	72,278
Ser. 01-3, Class A4, 6.91s, 2033		23,474,000	22,671,846
Ser. 01-3, Class M2, 7.44s, 2033		1,343,460	167,933
Ser. 01-4, Class A4, 7.36s, 2033		2,000,000	1,983,002
Ser. 01-4, Class B1, 9.4s, 2033		1,582,801	213,678
Ser. 02-1, Class A, 6.681s, 2033		10,235,985	10,444,004
Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A, 6.501s, 2007		4,668,000	4,691,340
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		3,040,628	3,034,547
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		408,397	406,929
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 0.776s, 2035		62,800,968	1,442,463
Countrywide Home Loans 144A Ser. 03-R4, Class 1A, PO, zero %, 2034		81,167	65,263
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		3,427,000	3,424,190
Dryden Leveraged Loan CDO 144A FRB Ser. 03-4A, Class D, 13.19s, 2015 (Cayman Islands)		1,365,000	1,401,082
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.688s, 2039		13,100,002	13,366,096
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.679s, 2008		626,248	623,117
First Franklin Mortgage Loan NIM Trust 144A Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman
Islands)		474,525	473,185
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 5.47s, 2038 (Cayman Islands)		1,229,000	1,242,396
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		593,103	589,508
Ser. 04-3, Class B, 7 1/2s, 2034		352,074	342,898
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)		1,471,000	1,487,281
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 6.379s, 2037 (Cayman Islands)		614,000	639,972
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s, 2012		3,514,000	3,514,560
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.474s, 2042 (United Kingdom)		3,300,000	3,326,788
FRB Ser. 02-2, Class 1C, 5.424s, 2043 (United Kingdom)		370,000	374,316
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	12,601,653
FRB Ser. 03-2, Class 3C, 6.141s, 2043 (United Kingdom)	GBP	7,560,000	13,414,056
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		$4,403,837	4,301,972
Ser. 94-4, Class B2, 8.6s, 2019		2,892,586	2,209,800
Ser. 94-6, Class B2, 9s, 2020		6,495,625	5,604,068
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,697,796
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,176,060
Ser. 95-F, Class B2, 7.1s, 2021		971,396	973,217
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,558,395
Ser. 99-3, Class A5, 6.16s, 2031		410,019	412,582
Ser. 99-3, Class A7, 6.74s, 2031		3,957,000	3,791,083
Ser. 99-5, Class A5, 7.86s, 2030		30,084,000	26,592,801
Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025		703,162	668,979
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		15,763,953	14,946,198
Ser. 99-5, Class A4, 7.59s, 2028		537,794	551,357
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		4,677,941	4,639,114
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		2,170,070	2,169,202
Ser. 04-NIM1, Class N2, zero %, 2034		3,884,000	2,860,566
Ser. 04-NIM2, Class N, 4 7/8s, 2034		3,278,070	3,263,975
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		1,902	1,900
GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.186s, 2032		1,863,268	7,826
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class E, 6.179s, 2030
(Cayman Islands)		2,377,000	2,366,779
Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 6.379s, 2030
(Cayman Islands)		2,453,000	2,454,962
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, zero %, 2035		2,235,000	2,158,916
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.45s, 2040 (United Kingdom)		2,320,000	2,329,414
FRB Ser. 8, Class 2C, 4.87s, 2040 (United Kingdom)		1,938,000	1,944,589
Home Equity Asset Trust 144A Ser. 02-5N, Class A, 8s, 2033		165,723	165,723
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.129s, 2037 (Cayman Islands)		7,500,000	7,499,400
FRB Ser. 03-1A, Class EFL, 7.504s, 2036 (Cayman Islands)		11,120,000	11,860,147
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-2, Class N1, 4.94s, 2034		7,156	7,156
Ser. 04-5, Class Note, 5s, 2034		403,081	402,069
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		11,374,513	372,515
Ser. 04-3, Class S2, IO, 4 1/2s, 2006		5,087,352	161,523
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D, 5.391s, 2039 (United Kingdom)	GBP	6,500,000	11,271,054
Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 7.629s, 2032		$6,357,565	3,178,783

MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		1,058,000	1,058,000
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		427,901	427,815
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 5.549s, 2010		3,730,000	3,811,114
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034		25,713	25,624
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		263,783	263,865
Ser. 04-HE1N, Class N1, 5s, 2006		205,254	204,549
Ser. 04-WM2N, Class N1, 4 1/2s, 2034		10,397	10,358
Ser. 04-WM3N, Class N1, 4 1/2s, 2035		27,067	26,975
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,309,807	1,308,620
Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 7.579s, 2034		1,597,000	1,593,476
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		137,028	136,268
Ser. 04-HB2, Class E, 5s, 2012		1,297,000	1,267,449
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.829s, 2031		744,540	744,540
FRB Ser. 01-NC4, Class B1, 6.879s, 2032		65,676	65,739
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1, 5.443s, 2035		14,049,798	14,062,976
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 7.4s, 2038 (Cayman Islands)		2,000,000	2,051,800
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		1,175,363	1,149,248
Ser. 05-A, Class C, 4.84s, 2014		1,240,000	1,225,134
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 94, 1.105s, 2013 (Cayman Islands) (F) (g)		2,649,208	3,357,384
limited recourse sec. notes Ser. 95, 2.319s, 2013 (Cayman Islands) (F) (g)		2,028,770	764,132
limited recourse sec. notes Ser. 96, 1.686s, 2013 (Cayman Islands) (F) (g)		4,330,907	4,405,957
limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)		20,169,472	4,293,677
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034		6,233	6,160
Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A1, 5.16s, 2012		896,255	461,957
Ser. 01-C, Class A2, 5.92s, 2017		10,002,851	5,578,290
Ser. 01-D, Class A4, 6.93s, 2031		196,202	147,561
Ser. 01-E, Class A2, 5.05s, 2019		8,242,369	6,407,297
Ser. 02-A, Class A2, 5.01s, 2020		704,736	558,361
Ser. 02-B, Class A4, 7.09s, 2032		3,244,000	2,908,927
Ser. 02-C, Class A1, 5.41s, 2032		14,205,231	12,329,274
Ser. 99-B, Class A4, 6.99s, 2026		10,004,199	8,792,743
Ser. 99-D, Class A1, 7.84s, 2029		8,911,421	8,016,108
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		976,452	888,822
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 10.832s, 2018 (Ireland)		5,793,000	6,134,787
FRB Ser. 05-A, Class E, 8.896s, 2012 (Ireland)		1,317,000	1,316,342
Octagon Investment Parties VI, Ltd. FRB Ser. 03-6A, Class B2L, 12.38s, 2016 (Cayman
Islands)		1,245,000	1,304,138
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class B, 5s, 2034		774,000	731,430
Permanent Financing PLC
FRB Ser. 1, Class 3C, 5.68s, 2042 (United Kingdom)		2,390,000	2,392,842
FRB Ser. 3, Class 3C, 5.63s, 2042 (United Kingdom)		3,300,000	3,350,577
FRB Ser. 6, Class 3C, 5.321s, 2042 (United Kingdom)	GBP	6,492,000	11,143,518
Providian Gateway Master Trust FRB Ser. 04-EA, Class E, 7.369s, 2011		$6,550,000	6,547,953
Providian Gateway Master Trust 144A FRB Ser. 04-BA, Class D, 5.769s, 2010		220,000	220,870
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		1,235,942	1,231,307
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.356s, 2038 (United
Kingdom)	GBP	950,000	1,622,032
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$892,149	900,653
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		477,282	410,827
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		161,012	140,457
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)		12,568	11,790
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		176,786	148,536
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		69,985	58,091
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		200,361	170,393
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		60,467	32,513
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		118,965	64,095
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		491,904	219,582
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		1,454,501	1,448,480
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		531,259	530,286
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		120,000	105,165
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)		11,264	11,239
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		119,838	119,494
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		475,566	474,264
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		551,495	548,438
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		1,883,265	564,980
Ser. 05-WF1A, Class A, 4 3/4s, 2035		1,836,531	1,825,345
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-0P1N, Class NA, 4.45s, 2033		15,710	15,710
Ser. 04-HE2N, Class NA, 5.43s, 2034		238,077	235,696
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.51s, 2038 (Cayman Islands)		2,070,000	2,076,003
Structured Asset Investment Loan Trust Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)		145,845	145,845
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 4.681s, 2015		11,119,755	10,959,909
Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		475,849	58,292
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)		3,688,000	3,600,824
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037 (Cayman Islands)		2,403,000	2,258,198
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		1,406,806	1,389,950
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		1,608,000	1,575,867
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035		99,517,826	777,234

Whinstone Capital Management, Ltd. 144A FRB Ser. 1A, Class B3, 5.189s, 2044 (United
Kingdom)	3,645,000	3,644,203
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	1,213,744	1,212,623
Ser. 04-1, Class D, 5.6s, 2011	2,227,147	2,210,784

Total asset-backed securities (cost $492,638,550)		$480,492,906

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (7.6%)(a)
	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates 5 1/2s, May 1, 2020	$505,127	$508,324
Federal National Mortgage Association Pass-Through Certificates
8s, April 1, 2027	3,241	3,496
7s, with due dates from July 1, 2031 to April 1, 2034	51,935	54,213
6 1/2s, with due dates from October 1, 2034 to February 1, 2035	28,443	29,207
6 1/2s, November 1, 2017	43,268	44,303
6s, TBA, January 1, 2036	21,100,000	21,289,571
5 1/2s, with due dates from November 1, 2030 to January 1, 2036	53,960,012	53,445,713
5 1/2s, with due dates from January 1, 2009 to March 1, 2020	2,345,286	2,362,088
5 1/2s, TBA, January 1, 2036	92,400,000	91,490,433
5s, with due dates from January 1, 2019 to February 1, 2020	673,962	668,382
5s, TBA, January 1, 2036	10,550,000	10,218,665
4 1/2s, with due dates from August 1, 2033 to June 1, 2034	13,886,742	13,133,275
4 1/2s, TBA, January 1, 2021	45,196,000	43,953,110
4s, with due dates from May 1, 2019 to October 1, 2020	17,476,157	16,670,077

Total U.S. government agency mortgage obligations (cost $252,874,033)		$253,870,857

U.S. TREASURY OBLIGATIONS (8.4%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016	$37,950,000	$47,692,478
6 1/4s, May 15, 2030	79,772,000	99,079,313
6 1/4s, August 15, 2023	77,090,000	92,074,369
U.S. Treasury Strip zero %, November 15, 2024	98,235,000	41,143,028

Total U.S. treasury obligations (cost $254,683,231)		$279,989,188

SENIOR LOANS (8.2%)(a)(c)
	Principal amount	Value

Basic Materials (0.6%)

Hercules, Inc. bank term loan FRN Ser. B, 5.856s, 2010	$4,089,316	$4,132,254
Innophos, Inc. bank term loan FRN 6.378s, 2010	1,884,812	1,903,660
Mosaic Co. (The) bank term loan FRN Ser. B, 5.939s, 2012	1,389,500	1,399,921
Nalco Co. bank term loan FRN Ser. B, 6.319s, 2010	1,915,592	1,938,579
Novelis, Inc. bank term loan FRN 6.011s, 2012	207,637	209,681
Novelis, Inc. bank term loan FRN Ser. B, 6.011s, 2012	360,632	364,182
PQ Corp. bank term loan FRN Ser. B, 6.063s, 2012	1,592,000	1,607,920
Rockwood Specialties Group, Inc. bank term loan FRN Ser. D, 6.466s, 2012	4,975,000	5,025,526
Smurfit-Stone Container Corp. bank term loan FRN 3.764s, 2010	271,070	273,315
Smurfit-Stone Container Corp. bank term loan FRN Ser. B, 6.694s, 2011	2,360,744	2,380,293
Smurfit-Stone Container Corp. bank term loan FRN Ser. C, 6.688s, 2011	800,868	807,500
St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.49s, 2009	982,500	994,781

		21,037,612

Capital Goods (1.0%)

AGCO Corp. bank term loan FRN 5.77s, 2008	1,362,250	1,374,170
Allied Waste Industries, Inc. bank term loan FRN Ser. A, 3.864s, 2012	1,230,216	1,236,367
Allied Waste Industries, Inc. bank term loan FRN Ser. B, 6.177s, 2012	3,255,644	3,271,183
Amsted Industries, Inc. bank term loan FRN 6.645s, 2010	1,340,436	1,357,750
Communications & Power, Inc. bank term loan FRN 6.62s, 2010	2,341,696	2,356,331
Enersys Capital, Inc. bank term loan FRN 6.402s, 2011	1,490,568	1,505,474
Graham Packaging Co., Inc. bank term loan FRN Ser. B, 6.479s, 2011	992,481	1,003,337
Hexcel Corp. bank term loan FRN Ser. B, 5 7/8s, 2012	4,892,222	4,932,989
Invensys, PLC bank term loan FRN Ser. B-1, 7.791s, 2009 (United Kingdom)	462,342	469,855
Mueller Group, Inc. bank term loan FRN Ser. B, 6.508s, 2012	4,189,500	4,236,632
Owens-Illinois, Inc. bank term loan FRN Ser. B, 6.15s, 2008	394,214	396,432
Roper Industries, Inc. bank term loan FRN 5.48s, 2009	2,686,322	2,687,443
Terex Corp. bank term loan FRN 6.415s, 2009	1,237,359	1,250,506
Terex Corp. bank term loan FRN Ser. C, 6.915s, 2009	3,137,858	3,173,159
Transdigm, Inc. bank term loan FRN Ser. C, 6.58s, 2010	3,323,938	3,361,332

		32,612,960

Communication Services (0.4%)

Consolidated Communications Holdings bank term loan FRN Ser. D, 5.917s, 2011	3,742,644	3,767,596
Fairpoint Communications, Inc. bank term loan FRN Ser. B, 5.813s, 2012	2,500,000	2,506,250
Hawaiian Telecom Communications bank term loan FRN Ser. B, 6.28s, 2012	1,000,000	1,005,000
Qwest Communications International, Inc. bank term loan FRN Ser. A, 9.02s, 2007	552,500	564,793
Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5.78s, 2012	2,536,309	2,564,842
Valor Telecommunications Enterprises LLC/Finance Corp. bank term loan FRN Ser. B, 5.809s,
2012	4,543,333	4,555,400

		14,963,881

Consumer Cyclicals (1.8%)

Adams Outdoor Advertising, LP bank term loan FRN 6.2s, 2012	728,645	737,753
Affinion Group, Inc. bank term loan FRN Ser. B, 7.1s, 2013	4,418,605	4,335,756
Boise Cascade Corp. bank term loan FRN Ser. D, 5.811s, 2011	1,385,185	1,402,154
Coinmach Service Corp. bank term loan FRN Ser. B, 6.565s, 2012	1,250,000	1,267,188
Corrections Corporation of America bank term loan FRN Ser. E, 6.018s, 2008	48,305	48,969
Goodyear Tire & Rubber Co. (The) bank term loan FRN 7.06s, 2010	1,295,000	1,302,824
Hayes Lemmerz International, Inc. bank term loan FRN 7.524s, 2009	944,843	931,683
Jostens IH Corp. bank term loan FRN Ser. C, 5.94s, 2010	3,595,348	3,640,290
Journal Register Co. bank term loan FRN Ser. B, 5.686s, 2012	3,200,000	3,208,000
Landsource, Inc. bank term loan FRN Ser. B, 6 7/8s, 2010	2,900,000	2,925,375
Maguire Properties, Inc. bank term loan FRN Ser. B, 6.081s, 2010 (R)	2,979,725	2,995,556
Masonite International Corp. bank term loan FRN 6.203s, 2013 (Canada)	2,801,426	2,770,202
Masonite International Corp. bank term loan FRN Ser. B, 6.203s, 2013 (Canada)	2,806,199	2,774,921
NCI Building Systems, Inc. bank term loan FRN Ser. B, 5.85s, 2010	853,631	856,832
Neiman Marcus Group, Inc. bank term loan FRN Ser. B, 6.947s, 2013	2,250,000	2,265,361
Nortek Holdings, Inc. bank term loan FRN Ser. B, 5.91s, 2011	2,977,387	3,001,206
Penn National Gaming, Inc. bank term loan FRN Ser. B, 6.29s, 2012	1,097,250	1,109,252
PRIMEDIA, Inc. bank term loan FRN Ser. B, 6.561s, 2013	900,000	883,125
R.H. Donnelley Finance Corp. bank term loan FRN Ser. A-3, 5.848s, 2009	982,706	984,828
R.H. Donnelley Finance Corp. bank term loan FRN Ser. D, 6.08s, 2011	2,837,411	2,849,143
Raycom Media, Inc. bank term loan FRN Ser. B, 6.063s, 2012	1,300,000	1,300,000
Resorts International Hotel and Casino, Inc. bank term loan FRN Ser. B, 6.03s, 2012	1,486,183	1,488,970
Sealy Mattress Co. bank term loan FRN Ser. D, 6.132s, 2012	1,275,529	1,288,284
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. B, 7.169s, 2012	1,119,375	1,132,435
Trump Hotel & Casino Resort, Inc. bank term loan FRN Ser. DD, 5.62s, 2012 (U)	1,125,000	1,138,125
TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	3,858,034	3,867,679
TRW Automotive, Inc. bank term loan FRN Ser. B2, 5.565s, 2010	610,000	610,000
TRW Automotive, Inc. bank term loan FRN Ser. E, 6s, 2010	1,488,750	1,491,355
Venetian Casino Resort, LLC bank term loan FRN Ser. B, 5.77s, 2011	6,571,282	6,609,271
Venetian Casino Resort, LLC bank term loan FRN Ser. DD, 5.77s, 2011	1,354,904	1,362,736
William Carter Holdings Co. (The) bank term loan FRN Ser. B, 5.717s, 2012	689,840	696,164

		61,275,437

Consumer Staples (2.0%)

Ashtead Group PLC bank term loan FRN Ser. B, 6 1/8s, 2009 (United Kingdom)	2,376,000	2,390,850
Century Cable Holdings bank term loan FRN 9 1/4s, 2009	6,280,000	6,113,844
Charter Communications PLC bank term loan FRN Ser. B, 7 1/2s, 2011 (United Kingdom)	4,867,994	4,878,261
Cinemark, Inc. bank term loan FRN Ser. C, 6.534s, 2011	2,813,205	2,841,337
DirecTV Holdings, LLC bank term loan FRN Ser. B, 5.87s, 2013	3,733,333	3,764,249
Dole Food Co., Inc. bank term loan FRN Ser. B, 5.877s, 2012	1,670,356	1,674,532
Emmis Communications Corp. bank term loan FRN Ser. B, 6.12s, 2010	321,825	322,942
Frontier Vision bank term loan FRN Ser. B, 8.775s, 2006	150,000	149,766
Gray Television, Inc. bank term loan FRN Ser. B, 5.71s, 2012	3,000,000	3,012,501
Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 6.063s, 2009	1,656,200	1,675,867
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 5.813s, 2011 (Bermuda)	3,862,977	3,895,573
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 6 1/2s, 2011 (Canada)	4,365,286	4,404,089
Loews Cineplex Entertainment Corp. bank term loan FRN Ser. B, 6.449s, 2011	3,459,405	3,469,676
Mediacom Communications Corp. bank term loan FRN Ser. B, 6.533s, 2012	2,227,500	2,254,649
MGM Studios, Inc. bank term loan FRN Ser. B, 6.27s, 2011	4,400,000	4,426,000
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 9 1/4s, 2010	4,085,000	3,974,121
PanAmSat Corp. bank term loan FRN Ser. B1, 6.489s, 2010	2,260,069	2,284,743
Pinnacle Foods Holding Corp. bank term loan FRN 7.307s, 2010	2,018,837	2,041,549
Prestige Brands, Inc. bank term loan FRN Ser. B, 6.316s, 2011	1,984,887	2,000,601
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.02s, 2010	2,063,804	2,085,303
Six Flags, Inc. bank term loan FRN Ser. B, 6.67s, 2009	2,996,150	3,027,718
Sun Media Corp. bank term loan FRN Ser. B, 6.243s, 2009 (Canada)	383,644	384,284
Universal City Development bank term loan FRN Ser. B, 6.237s, 2011	4,039,000	4,084,439
Warner Music Group bank term loan FRN Ser. B, 6.415s, 2011	1,922,920	1,941,462

		67,098,356

Energy (0.2%)

Dresser, Inc. bank term loan FRN 7.99s, 2010	1,230,000	1,248,450
Dresser, Inc. bank term loan FRN Ser. C, 6.72s, 2009	177,138	179,352
Dresser-Rand Group, Inc. bank term loan FRN Ser. B, 6.139s, 2011	964,682	979,755
Petroleum Geo-Services ASA bank term loan FRN Ser. B, 7s, 2012 (Norway)	550,000	553,781
Universal Compression, Inc. bank term loan FRN Ser. B, 5.59s, 2012	2,927,881	2,952,036

		5,913,374

Financial (0.5%)

Capital Automotive bank term loan FRN 5.815s, 2010 (R)	5,650,000	5,669,425
Fidelity National Information Solutions bank term loan FRN Ser. B, 6.11s, 2013	4,191,875	4,207,595
General Growth Properties, Inc. bank term loan FRN Ser. B, 6.22s, 2008 (R)	2,356,140	2,370,473
Hilb, Rogal & Hamilton Co. bank term loan FRN Ser. B, 6.313s, 2011	2,035,027	2,055,377
NASDAQ, Inc bank term loan FRN Ser. B, 5.565s, 2011	1,700,000	1,709,209

		16,012,079

Health Care (0.8%)

Aaccellent Corp. bank term loan FRN Ser. B, 6.394s, 2012	1,150,000	1,172,281

Alderwoods Group, Inc. bank term loan FRN 6.245s, 2009	537,134	542,170
Beverly Enterprises, Inc. bank term loan FRN 6.577s, 2008	3,042,314	3,048,018
Community Health Systems, Inc. bank term loan FRN Ser. B, 6.16s, 2011	2,366,298	2,394,398
DaVita, Inc. bank term loan FRN Ser. B, 6.409s, 2012	3,737,691	3,784,932
Hanger Orthopedic Group, Inc. bank term loan FRN 8.271s, 2009	782,000	790,798
Healthsouth Corp. bank term loan FRN 6.53s, 2010	2,723,813	2,730,622
Healthsouth Corp. bank term loan FRN 3.864s, 2010	738,690	740,537
IASIS Healthcare Corp. bank term loan FRN Ser. B, 6.304s, 2011	1,190,932	1,205,322
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.78s, 2011	1,120,107	1,128,975
LifePoint, Inc. bank term loan FRN Ser. B, 6.185s, 2012	4,362,401	4,383,607
Stewart Enterprises, Inc. bank term loan FRN Ser. B, 5.987s, 2011	662,896	670,353
Vanguard Health Systems bank term loan FRN 6.953s, 2011	997,487	1,009,540
Veterinary Centers of America, Inc. bank term loan FRN Ser. B, 5 3/4s, 2011	829,350	837,644
VWR International, Inc. bank term loan FRN Ser. B, 6.69s, 2011	1,975,287	1,999,361

		26,438,558

Technology (0.4%)

AMI Semiconductor, Inc. bank term loan FRN 5.72s, 2012	3,970,017	3,986,560
Avago, Inc. bank term loan FRN Ser. DD, 6.565s, 2012 (Singapore)	780,000	781,300
Avago, Inc. bank term loan FRN Ser. B, 6.565s, 2012 (Singapore)	1,820,000	1,827,963
ON Semiconductor Corp. bank term loan FRN Ser. G, 6.813s, 2011	1,984,962	2,002,952
UGS Corp. bank term loan FRN Ser. C, 6.22s, 2012	3,892,925	3,936,721

		12,535,496

Transportation (0.1%)

Kansas City Southern Railway Co. bank term loan FRN Ser. B, 5.765s, 2008	2,970,000	2,982,376

Utilities & Power (0.4%)

El Paso Corp. bank term loan FRN 3.764s, 2009	1,725,000	1,729,073
El Paso Corp. bank term loan FRN Ser. B, 6.813s, 2009	6,056,400	6,079,953
NRG Energy, Inc. bank term loan FRN 3.92s, 2011	1,203,125	1,204,629
NRG Energy, Inc. bank term loan FRN Ser. B, 5.895s, 2011	1,531,406	1,533,321
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 6 5/8s, 2007	1,811,291	1,828,272

		12,375,248

Total senior loans (cost $273,221,284)		$273,245,377

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $2,220,390)
	Principal amount	Value

WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	$1,950,000	$2,159,625

SHORT-TERM INVESTMENTS (4.0%)(a)
	Principal amount/shares	Value

Interest in $455,000,000 joint tri-party repurchase agreement dated December 30, 2005 with
Bank of America Securities, LLC due January 3, 2006 with respect to various U.S. Government obligations -- maturity value of $11,411,437 for an effective yield of 4.29% (collateralized by
Fannie Mae with a yield of 5.00% and a due date of April 1, 2035, valued at $464,100,001)	$11,406,000	$11,406,000
Putnam Prime Money Market Fund (e)	93,850,346	93,850,346
Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to
4.50% and due dates ranging from January 3, 2006 to February 10, 2006 (d)	$8,743,433	8,726,335
Thunder Bay Funding, Inc. for an effective yield of 4.26%, April 10, 2006	11,300,000	11,170,417
U.S. Treasury Bills for an effective yield of 3.50%, January 26, 2006 (SEG)	6,730,000	6,713,666

Total short-term investments (cost $131,866,764)		$131,866,764

TOTAL INVESTMENTS

Total investments (cost $3,399,194,055) (b)		$3,437,892,052

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/05 (aggregate face value $256,983,516) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$41,422,147	$41,776,714	1/18/06	$(354,567)
British Pound	8,328,746	8,432,970	3/15/06	(104,224)
Canadian Dollar	26,374,117	26,441,481	1/18/06	(67,364)
Danish Krone	6,192,547	6,170,826	3/15/06	21,721
Euro	33,348,606	33,678,414	3/15/06	(329,808)
Japanese Yen	61,034,139	60,841,801	2/15/06	192,338
Korean Won	955,323	922,487	2/15/06	32,836
Polish Zloty	4,153,506	4,128,706	3/15/06	24,800
Swedish Krona	17,105,906	17,106,619	3/15/06	(713)
Swiss Franc	57,154,532	57,483,498	3/15/06	(328,966)

Total				$(913,947)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/05 (aggregate face value $578,254,651) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$23,414,814	$23,553,673	1/18/06	$138,859
British Pound	66,932,960	67,618,855	3/15/06	685,895
Canadian Dollar	39,256,307	39,135,216	1/18/06	(121,091)
Euro	254,591,616	254,968,715	3/15/06	377,099
Japanese Yen	50,002,564	49,836,084	2/15/06	(166,480)
Norwegian Krone	47,014,969	47,182,278	3/15/06	167,309
Swedish Krona	78,254,004	78,296,099	3/15/06	42,095
Swiss Franc	17,472,068	17,663,731	3/15/06	191,663

Total				$1,315,349

FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Long)	3,734	$888,271,925	Jun-06	$(263,584)
Euro 90 day (Long)	18	4,285,125	Mar-06	(41,850)
Euro 90 day (Short)	3,684	877,252,500	Mar-07	39,541
Euro-Bobl 5 yr (Long)	410	54,598,066	Mar-06	(107,607)
Euro-Bund 10 yr (Short)	427	61,359,069	Mar-06	(358,800)
Euro-Schatz 2 yr (Long)	129	16,018,329	Mar-06	(36,899)
Japanese Government Bond 10 yr (Long)	86	100,094,060	Mar-06	546,236
U.K. Gilt 10 yr (Long)	216	42,433,928	Mar-06	422,010
U.S. Treasury Bond 20 yr (Short)	1,845	210,675,938	Mar-06	(2,025,747)
U.S. Treasury Note 10 yr (Short)	2,253	246,492,281	Mar-06	(763,632)
U.S. Treasury Note 5 yr (Long)	1,524	162,067,875	Mar-06	(55,189)
U.S. Treasury Note 2 yr (Short)	562	115,315,375	Mar-06	147,592

Total				$(2,497,929)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $108,879,618) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2036	$55,600,000	1/12/06	$55,052,685
FNMA, 5s, January 1, 2036	10,550,000	1/12/06	10,218,665
FNMA, 4 1/2s, January 1, 2021	45,196,000	1/18/06	43,953,109

Total			$109,224,459

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.97375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		$132,900,000	1/26/06	$140,902

Agreement with Bank of America, N.A. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.35% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		42,000,000	1/27/14	1,093,643

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.		5,000,000	9/1/15	(98,538)

Agreement with Citibank, N.A. dated July 12, 2005 to receive annually the notional amount multiplied by 3.4% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	284,790,000	7/14/10	(619,665)

Agreement with Citibank N.A. dated July 12, 2005 to pay annually the notional amount multiplied by 2.7515% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	EUR	36,276,000	7/14/10	649,480

Agreement with Citibank, N.A. dated July 20, 2005 to pay annually the notional amount multiplied by 2.825% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	EUR	14,140,000	7/22/10	200,625

Agreement with Citibank, N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	115,000,000	7/22/10	(168,350)

Agreement with Citibank N.A. dated December 14, 2005 to pay
annually the notional amount multiplied by 2.973% and receive semi-
annually the notional amount multiplied by the six month EURIBOR-
T248.	EUR	390,000,000	12/17/07	364,340

Agreement with Citibank N.A. dated December 14, 2005 to receive annually the notional amount multiplied by 3.485% and pay semi-
annually the notional amount multiplied by the six month EURIBOR-
T248.	EUR	66,000,000	12/16/15	341,187

Agreement with Credit Suisse First Boston dated November 16, 2005 to receive annually the notional amount multiplied by 1.72% and pay semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	CHF	244,530,000	11/18/07	258,483

Agreement with Credit Suisse First Boston dated November 18, 2005 to pay annually the notional amount multiplied by 2.33% and receive semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	CHF	119,523,000	11/18/12	(462,625)

Agreement with Credit Suisse First Boston dated November 16, 2005 to receive annually the notional amount multiplied by 2.71% and pay semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	CHF	29,935,800	11/18/20	458,945

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.		$42,918,600	7/9/14	(683,931)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.		37,886,000	7/9/06	(186,210)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay
quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA and receive semi-annually the notional amount multiplied
by 5.7756%.		21,693,259	8/2/22	2,164,870

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-
LIBOR-BBA and pay quarterly the notional amount multiplied by
5.86%.		24,344,349	8/2/32	(3,179,466)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.845%.		43,565,000	8/1/22	4,701,220

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.919%.		48,888,992	8/1/32	(6,820,557)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.		21,693,259	8/12/22	1,720,487

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.689%.		24,344,349	8/12/32	(2,550,790)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 4.062% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		210,000,000	5/10/07	2,211,522

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to receive semi-annually the notional amount multiplied by 4.687% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.		113,000,000	5/10/15	(1,984,917)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 5.062% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		49,000,000	5/10/35	101,155

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 2.47% and pay semi-annually the notional amount multiplied by the
six month EURIBOR.	EUR	390,010,000	9/28/07	(3,461,152)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to pay annually the notional amount multiplied by
3.2385% and receive semi-annually the notional amount multiplied by
the six month EURIBOR.	EUR	210,240,000	9/30/15	3,038,920

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 1.955% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.		$132,900,000	1/26/06	152,960

Agreement with Lehman Brothers Special Financing, Inc. dated
October 19, 2005 to pay semi-annually the notional amount multiplied by 1.61% and receive semi-annually the notional amount multiplied by
the six month JPY-LIBOR-BBA.	JPY	12,649,000,000	10/21/15	(517,780)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 3.734% and pay semi-annually the notional amount multiplied by
the six month EURIBOR.	EUR	71,000,000	9/30/35	(93,190)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.		$68,727,000	12/15/13	(1,201,312)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount multiplied by 4.3375% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA.		42,000,000	1/26/14	1,130,764

Agreement with Lehman Brothers Special Financing, Inc. dated July
19, 2002 to receive semi-annually the notional amount multiplied by
5.114% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA adjusted by a specified spread.		35,000,000	7/23/12	931,093

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.		21,693,259	8/2/22	2,164,870

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.		21,082,941	8/2/12	(605,998)

Agreement with Merrill Lynch Capital Services Inc. dated July 22, 2005 to receive annually the notional amount multiplied by 3.54% and pay
semi-annually the notional amount multiplied by the six month NIBOR.	NOK	174,700,000	7/26/10	(233,576)

Agreement with Merrill Lynch Capital Services, Inc. dated February 16,
2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by
2.5645%.	EUR	337,100,000	2/19/07	(4,533,487)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 2.526% and pay semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-Telerate.	EUR	169,600,000	10/7/07	(1,346,365)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to pay annually the notional amount multiplied by 3.2685% and receive semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-BBAM	EUR	89,600,000	10/7/07	1,062,585

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.845%.		$43,565,000	8/1/22	4,701,220

Agreement with Merrill Lynch Capital Services, Inc. dated July 30,
2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.204%.		42,339,343	8/1/12	(1,350,284)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 3.736% and pay semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-BBAM.	EUR	31,400,000	10/7/07	(40,595)

Agreement with Merrill Lynch Capital Services, Inc. dated July 22,
2005 to pay annually the notional amount multiplied by 2.801% and receive semi-annually the notional amount multiplied by the six month
EURIBOR.	EUR	22,000,000	7/26/10	333,793

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.		$21,693,259	8/12/22	1,720,487

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 4.94%.		21,082,941	8/13/12	(337,065)

Agreement with Morgan Stanley Capital Services, Inc. dated May 15,
2002 to receive semi-annually the notional amount multiplied by
5.7775% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.		15,000,000	5/17/12	748,108

Agreement with Morgan Stanley Capital Services, Inc. dated
September 28, 2000 to pay semi-annually the notional amount
multiplied by 6.94% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.		2,000,000	10/2/10	(186,967)

Total				$(271,161)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	appreciation

Agreement with Goldman Sachs dated December 23, 2005 to
receive/(pay) a premium based on the difference between the market price of Ford Credit Auto Owner Trust Series 2005-B Class D and par
on day of execution and receive monthly the notional amount multiplied by 678 basis points and pay monthly the one month USD-LIBOR. At maturity/termination the fund receives the coupon and price appreciation of Ford Credit Auto Owner Trust Series 2005-B Class D and pays the one month USD-LIBOR and the price depreciation of Ford Credit Auto
Owner Trust Series 2005-B Class D.	$6,497,000	9/15/11	$38,331

Agreement with Lehman Brothers Special Financing, Inc. dated October
9, 2003 to receive/(pay) semi-annually the notional amount multiplied by the total rate of return of the Lehman Brothers U.S. High Yield Index and pay semi-annually the notional amount multiplied by the six month USD-
LIBOR adjusted by a specified spread.	11,813,383	5/1/06	82,328

Total			$120,659

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. on August 16, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series
4 Index.	$ 30,576,000	$(757,594)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ CDX IG
HVOL Series 4 Index.	20,306,000	127,706

Agreement with Bank of America, N.A. on August 17, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series
4 Index.	15,288,000	(396,457)

Agreement with Bank of America, N.A. on April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ HY CDX 4 Index.	12,740,000	559,420

Agreement with Bank of America, N.A. on April 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3 Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ HY CDX 3 Index.	6,370,000	272,784

Agreement with Bank of America, N.A. on September 8, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series
4 Index.	6,004,460	(145,547)

Agreement with Citigroup Financial Products, Inc. on April 28, 2005, maturing on June 20, 2010, to receive quarterly 201 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	16,200,000	1,050,637

Agreement with Citigroup Financial Products, Inc. on April 15, 2005, maturing on June 20, 2010, to receive quarterly 180 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	16,200,000	899,910

Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on June 20, 2010, to pay quarterly 677.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4
Index 3-7% tranche.	15,961,000	(373,964)

Agreement with Citigroup Financial Products, Inc. on June 10, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
HY CDX 5 year Series 4 Index.	15,641,780	(611,213)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10%
tranche.	13,723,000	76,704

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	13,723,000	(5,173)

Agreement with Deutsche Bank AG on April 15, 2005, maturing on June 20, 2010, to receive quarterly 183 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund make a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ HY CDX 4 Index 25-35% tranche.	16,200,000	831,609

Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	8,998,000	(36,898)

Agreement with Goldman Sachs Capital Markets, L.P. on October 12, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 395 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.	76,725,000	(2,164,885)

Agreement with Goldman Sachs Capital Markets, L.P. on October 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
4 Index.	72,242,000	(204,006)

Agreement with Goldman Sachs Capital Markets, L.P. on October 21, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX IG Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
4 Index.	15,246,000	45,885

Agreement with Goldman Sachs Capital Markets, L.P. on August 19, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the CDX HY Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX HY Series
4 Index.	15,288,000	(239,812)

Agreement with Goldman Sachs Capital Markets, L.P. on August 12, 2005, maturing on June 20,
2015, to receive quarterly 600 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index,3-7%
tranche.	15,535,000	(981,941)

Agreement with Goldman Sachs Capital Markets, L.P. on June 22, 2005, maturing on June 20,
2015, to receive quarterly 656 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4
Index 3-7% tranche.	9,527,400	(260,014)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.		8,998,000	(17,118)

Agreement with Goldman Sachs Capital Markets, L.P. on April 13, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3
Index.		6,370,000	224,842

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive quarterly 31.25 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
5 Index,10-15% tranche.		6,051,000	7,559

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to pay quarterly 113 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-
7% tranche.		4,499,000	4,147

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.		3,025,500	(6,686)

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.		28,743,000	(70,791)

Agreement with JPMorgan Chase Bank, N.A. on June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
HY CDX 5 year Series 4 Index.		15,573,180	(558,312)

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive quarterly 30.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index10-15% tranche.		11,792,000	15,079

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.		5,896,000	(5,823)

Agreement with Lehman Brothers Special Financing, Inc. on August 10, 2005, maturing on June
20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the CDX HY
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
HY Series 4 Index.		30,576,000	(505,794)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, S3 tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ iTraxx Index, S3 tranche.	EUR	15,283,000	71,361

Agreement with Lehman Brothers Special Financing, Inc. on August 24, 2005, maturing on June
20, 2012, to receive quarterly 46.375 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, 6-9% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ iTraxx Index, 6-9% tranche.	EUR	13,927,000	66,062

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	13,927,000	(17,578)

Agreement with Lehman Brothers Special Financing, Inc. on June 17, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
HY CDX 5 year Series 4 Index.		$15,641,780	(507,739)

Agreement with Lehman Brothers Special Financing, Inc. on September 8, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ HY
CDX Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
HY CDX Series 4 Index.		15,224,300	(377,925)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	11,462,250	(6,445)

Agreement with Lehman Brothers Special Financing, Inc. on June 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
HY CDX 5 year Series 4 Index.		$9,365,860	(314,263)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4
Index.		6,606,000	(4,795)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis per annum points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.		6,606,000	(30,188)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX 4 Index.		6,580,000	(19,107)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15%
tranche.		6,580,000	(21,615)

Agreement with Lehman Brothers Special Financing, Inc. on April 14, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 3
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 3
Index.	6,370,000	286,562

Agreement with Lehman Brothers Special Financing, Inc. on April 18, 2005, maturing on June 20,
2010, to pay quarterly 194 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index 25-35% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 4 Index 25-35%
tranche.	4,000,000	230,012

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG
CDX HVOL Series 4 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX HVOL Series 4 Index.	2,653,000	4,520

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2012, to receive quarterly 309 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche,the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index, 3-7% tranche.	2,653,000	1,070

Agreement with Lehman Brothers Special Financing, Inc. on December 1, 2005, maturing on June
20, 2010, to pay quarterly 124.5 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-
7% tranche.	12,735,000	(100,237)

Agreement with Merrill Lynch International on April 14, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receives quarterly 360 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 4 Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ HY CDX 4 Index.	8,036,000	349,983

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX 5 year Series 4 Index.	75,634,000	(747,999)

Agreement with Morgan Stanley Capital Services, Inc. on December 20, 2005, maturing on June
20, 2010, to pays quarterly 114 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.	15,778,000	29,570

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005, maturing on June
20, 2012, to receive quarterly 285 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.	15,317,000	39,469

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index.	13,213,000	9,246

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-10%
tranche.	13,213,000	10,095

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive quarterly 30 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.		12,102,000	4,907

Agreement with Morgan Stanley Capital Services, Inc. on October 13, 2005, maturing on
December 20, 2010, to receive quarterly 145 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX
Series 5 Index 25-35% tranche.		11,892,000	192,551

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive quarterly 29 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.		12,078,000	2,141

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.		10,153,000	(39,688)

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
5 year Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference
entity within the DJ IG CDX 5 year Series 4 Index 0-3% tranche.		16,561,000	994,053

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005, maturing on
December 20, 2012, to receive quarterly 305 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.		8,998,000	375,462

Agreement with Morgan Stanley Capital Services, Inc. on September 8, 2005, maturing on June
20, 2015, to receive quarterly 479 basis points times the notional amount. Upon a credit default event of any reference entity within the iTraxx Eur 3 Index,3-6% tranche. the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the iTraxx EUR 3 Index, 3-6% tranche.	EUR	6,127,000	320,643

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX
Series 5 Index 25-35% tranche.		$7,146,000	54,767

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-
15% tranche.		6,782,000	74,077

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index.		6,782,000	(14,900)

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.		6,051,000	(13,396)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	6,039,000	(13,379)

Agreement with Morgan Stanley Capital Services, Inc. on October 13, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 395 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
DJ CDX HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ CDX HY Series 5 Index.	5,886,540	(180,190)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.	3,537,270	(91,394)

Agreement with Morgan Stanley Capital Services, Inc. on December 19, 2005, maturing on June
20, 2010, to pays quarterly 110.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.	2,653,000	896

Total		$(2,609,137)

NOTES

(a) Percentages indicated are based on net assets of $3,330,380,742.

(b) The aggregate identified cost on a tax basis is $3,401,819,166, resulting in gross unrealized appreciation and depreciation of $104,446,294 and $68,373,408, respectively, or net unrealized appreciation of $36,072,886.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at December 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at December 31, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2005 was $2,732,113 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At December 31, 2005, the value of securities loaned amounted to $8,357,127. The fund received cash collateral of $8,726,335 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $980,544 for the period ended December 31, 2005. During the period ended December 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $210,361,872 and $241,852,953, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(U) A portion of the position represents unfunded loan commitments. As of December 31, 2005, the fund had unfunded loan commitments of $1,125,000, which could be extended at the option of the borrower, pursuant to the following loan agreement with the following borrower:

Borrower	Unfunded
commitments

Trump Hotel & Casino Resort, Inc.	$ 1,125,000

At December 31, 2005, liquid assets totaling $517,590,848 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2005: (as a percentage of Portfolio Value)

Argentina	0.8%
Brazil	2.1
Canada	1.9
Cayman Islands	2.9
France	4.3
Germany	0.6

Ireland	3.0
Japan	1.2
Luxembourg	1.2
Mexico	0.5
Philippines	0.8
Russia	0.9
Spain	0.6
Sweden	1.0
United Kingdom	3.1
United States	73.1
Other	2.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT
By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006